Securities Act Registration No. 333-162536
Investment Company Act Registration No. 811-22340

As filed on May 25, 2011

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No
Post-Effective Amendment No.	5

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	6

(Check appropriate box or boxes.)

DBLAINE INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

806 HARVEST TRAIL
BUFFALO, MN 55313
(Address of Principal Executive Offices)(Zip Code)

888-202-1338
Registrant’s Telephone Number, including Area Code:

DAVID B. WELLIVER
806 HARVEST TRAIL
BUFFALO, MN 55313
(Name and Address of Agent for Service)

With copy to:
David D. Jones
Drake Compliance, LLC
395 Sawdust Road, # 2137
The Woodlands, TX 77380
866-862-1719

It is proposed that this filing will become effective:
X	Immediately upon filing pursuant to paragraph (b)
On _____________ pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On _____________pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On _________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 5 to the Company’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 4 filed April 29, 2011 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 (the “Securities Act”) and the Registrant has duly caused this Post-Effective Amendment No. 5 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Cincinnati, Ohio on the 25th day of May, 2011.

Dblaine Investment Trust

By:  /s/ David. B. Welliver*
David B. Welliver

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Name:	Title
Mary Cincotta*	Trustee
Michael Ganley*	Trustee
Dawn Howe*	Trustee
Erin Roth*	Trustee
David B. Welliver*	Trustee, President, Principal Executive Officer,
Treasurer, Principal Financial and Accounting Officer

*By David D. Jones, Attorney-in-Fact, May 25, 2011

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase